Cover	6 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	SNOWDRIFT PARENT CORPORATION
Entity Central Index Key	0002147497
Entity Primary SIC Number	2834
Entity Tax Identification Number	61-2373808
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	121-123 Menachem Begin Road, 30th floor
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6701203
Country Region	77
City Area Code	+972
Local Phone Number	331-0156
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1209 Orange Street
Entity Address, City or Town	Wilmington
Entity Address, Postal Zip Code	19801
City Area Code	(302)
Local Phone Number	658-7581
Contact Personnel Name	The Corporation Trust Company